UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21894

Cohen & Steers Asia Pacific Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

July 31, 2009 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 100.0%
AUSTRALIA 22.3%
DIVERSIFIED 9.7%
Dexus Property Group	1,104,505	$674,339
GPT Group	4,044,867	1,792,950
Mirvac Group	1,265,477	1,349,436
Stockland	916,378	2,414,200
		6,230,925
INDUSTRIAL 1.6%
Goodman Group	2,416,750	1,030,837

OFFICE 2.6%
Commonwealth Property Office Fund	1,059,715	748,917
ING Office Fund	1,640,403	665,396
Macquarie Office Trust	1,470,841	289,082
		1,703,395
RETAIL 8.4%
CFS Retail Property Trust	373,342	535,499
Westfield Group	514,942	4,879,510
		5,415,009
TOTAL AUSTRALIA		14,380,166

HONG KONG 45.5%
DIVERSIFIED 34.0%
Agile Property Holdings Ltd.	200	282
China Resources Land Ltd.	805,000	1,952,762
Hang Lung Properties Ltd.	447,000	1,652,448
Henderson Land Development Company Ltd.	364,890	2,417,675
Hysan Development Company Ltd.	303,000	822,982
Kerry Properties Ltd.	222,340	1,150,423
KWG Property Holding Ltd.	432,000	328,875
New World China Land Ltd.	543,800	343,118
New World Development Co., Ltd.	1,150,000	2,739,208

1

	Number of Shares	Value
Shimao Property Holdings Ltd.	556,000	$1,119,167
Shui On Land Ltd.	354,800	250,876
Sino Land Co., Ltd.	264,000	538,897
Sun Hung Kai Properties Ltd.	565,895	8,579,643
		21,896,356
HOTEL 0.6%
Shangri-La Asia Ltd.	239,000	379,314

OFFICE 3.2%
Hongkong Land Holdings Ltd. (USD)	526,600	2,048,474

RESIDENTIAL 5.7%
China Overseas Land & Investment Ltd.	1,336,120	3,289,420
Country Garden Holdings Co.	532,000	250,553
Greentown China Holdings Ltd.	103,367	159,784
		3,699,757
RETAIL 2.0%
Link REIT	566,638	1,286,808
TOTAL HONG KONG		29,310,709

JAPAN 25.5%
DIVERSIFIED 20.6%
Daibiru Corp.	21,100	190,430
Goldcrest Co., Ltd.	14,160	338,942
Mitsubishi Estate Co., Ltd.	303,672	5,060,933
Mitsui Fudosan Co., Ltd.	218,189	4,012,141
Nomura Real Estate Holdings	22,400	393,909
NTT Urban Development Corp.	936	886,294
Sumitomo Realty & Development Co., Ltd.	76,000	1,566,182
Tokyo Tatemono Co., Ltd.	55,000	269,696
Tokyu Land Corp.	132,000	532,882
		13,251,409
INDUSTRIAL 0.4%
Japan Logistics Fund	38	257,015

2

	Number of Shares	Value
OFFICE 3.1%
DA Office Investment Corp.	157	$487,633
Global One Real Estate Investment Corp.	44	339,445
Japan Prime Realty Investment Corp.	234	503,734
Nippon Building Fund	71	637,781
Nomura Real Estate Office Fund	4	26,293
		1,994,886
RETAIL 1.4%
AEON Mall Co., Ltd.	43,600	921,532
TOTAL JAPAN		16,424,842

SINGAPORE 6.7%
DIVERSIFIED 5.2%
Allgreen Properties Ltd.	370,000	308,515
CapitaLand Ltd.	803,500	2,132,766
Keppel Land Ltd.	269,400	497,936
Suntec Real Estate Investment Trust	533,000	403,690
		3,342,907
INDUSTRIAL 0.5%
Cambridge Industrial Trust	1,083,000	316,062

OFFICE 1.0%
CapitaCommercial Trust	1,108,000	658,263
TOTAL SINGAPORE		4,317,232
TOTAL COMMON STOCK (Identified cost—$50,617,479)		64,432,949

SHORT-TERM INVESTMENTS 1.7%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.01%(a)	550,000	550,000
Federated U.S. Treasury Cash Reserves Fund, 0.01%(a)	550,000	550,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,100,000)		1,100,000

3

		Value
TOTAL INVESTMENTS (Identified cost—$51,717,479)	101.7%	$65,532,949

LIABILITIES IN EXCESS OF OTHER ASSETS	(1.7)%	(1,074,635)

NET ASSETS	100.0%	$64,458,314

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Rate quoted represents the seven day yield of the fund.

4

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.  If after a close of the foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective

November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Staff Position No. 157-4 “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”), effective June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at July 31, 2009 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$64,432,949	$64,432,949	—	—

Money Market Funds	1,100,000	—	1,100,000	—
Total Investments	$65,532,949	$64,432,949	$1,100,000	—

Note 2.  As of July 31, 2009, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$14,538,368
Gross unrealized depreciation	(722,898)
Net unrealized appreciation	$13,815,470

Cost for federal income tax purposes	$51,717,479

Item 2. Controls and Procedures

(a)                             The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                            During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                             Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: September 28, 2009